Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	Cliffwater Corporate Lending Fund
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2023, originally filed with the U.S. Securities and Exchange Commission on December 8, 2023 (Accession Number 0001213900-23-094373), and amended on March 28, 2024 (Accession Number 0001213900-24-027119) (together, the “Original Filings”). The purpose of this amendment is to include updated executed certifications. Except the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b), the amendment does not amend, update or change any other information or disclosures contained in the Original Filings.
Entity Central Index Key	0001735964
Document Period End Date	Sep. 30, 2023